Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

36.	COMMITMENTS AND CONTINGENCIES

(1)	The Company had the following capital commitments in respect of the construction of plant and equipment which were contracted but not provided for in the financial statements:

	As at December 31, 2017	As at December 31, 2016
Contracted and authorized, in RMB	439,850,378	439,850,378
Contracted and authorized, in USD	67,315,108	63,406,426

(2)	As at December 31, 2017, the Company had lease commitments as follows:

	As at December 31,
	2017	2016
Within 1 year	101,660	79,035
2-5 years	231,138	290,289
Thereafter	2,337,061	2,237,645
	2,669,859	2,606,969

The amount of $101,660 as of December 31, 2017 represents leases of two offices, four units of staff quarters, and one warehouse. There is no contingent rent payable for all of the leases. All leases are within one year except for one of the offices, which is leased by a related party as disclosed in note 30. The commitment pertains to this particular lease is as follows:

	As at December 31,
	2017	2016
Within 1 year	77,046	72,252
2-5 years	231,138	290,289
Thereafter	2,337,061	2,237,645
	2,645,245	2,600,506

The Company has prepaid this lease in the full amount. The lease commenced on January 1, 2009 and will expire on April 22, 2052. The lease does not specify the terms of renewal, purchase options, or escalation clauses. The Company may not sublease the office to a third party.